Note 4 - Significant Accounting Policies - Useful Lives of Property, Plant, and Equipment (Details)	12 Months Ended
Mar. 31, 2019
Fixtures and fittings [member]
Statement Line Items [Line Items]
Depreciations method	Declining balance
Useful life or depreciation rate	20%
Office equipment [member]
Statement Line Items [Line Items]
Depreciations method	Declining balance
Useful life or depreciation rate	20%
Computer equipment [member]
Statement Line Items [Line Items]
Depreciations method	Declining balance
Useful life or depreciation rate	30%
Leasehold improvements [member]
Statement Line Items [Line Items]
Depreciations method	Straight-line
Useful life or depreciation rate	Term of lease
Thermostats [member]
Statement Line Items [Line Items]
Depreciations method	Straight-line
Useful life or depreciation rate	5 years
Installed assets - water filtration [member]
Statement Line Items [Line Items]
Depreciations method	Straight-line
Useful life or depreciation rate	4-7 years